POST-EMPLOYMENT BENEFITS - Amounts Recognized in Profit and Loss or Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Current service cost	$ 22	$ 38
Net interest expense	25	15
Administrative expense	9	10
Total expense recognized in profit and loss	56	63
Amounts recognized in other comprehensive income
Loss (return) on plan assets (excluding net interest expense)	(21)	687
Actuarial (gain) loss due to demographic assumption changes	0	(4)
Actuarial (gain) loss due to financial assumption changes	7	(853)
Actuarial experience adjustments	(11)	51
Total expense (gain) recognized in other comprehensive income	(25)	(119)
Total expense (gain) recognized in comprehensive income	31	(56)
Post-Retirement Insurance Benefit Plans
Amounts recognized in other comprehensive income
Total expense (gain) recognized in other comprehensive income	$ 2	$ (8)